-------------------------------------------------------------------------------

DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200


================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 1996 through April 30, 1997. As of the end of the period, the Fund had net assets of $570,189,952 and 5,473 active shareholders.

We thank you for your support of Daily Tax Free Income Fund, Inc. and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1997
(UNAUDITED)
================================================================================


                                                                                                                  Ratings (a)
                                                                                                                  -----------
   Face                                                                                           Value                   Standard
  Amount                                                                       Yield             (Note 1)        Moody's &  Poor's
  ------                                                                       -----              ------         -------    ------
Variable Rate Demand Instruments -
Participations (c) (4.23%)
----------------------------------------------------------------------------------------------------------------------------------
$ 2,779,189   The Bank of New York LOC covering eight issues
              due 10-01-98 through 05-01-01                               4.95% to 5.10%        $  2,779,189     P1       A1+
 16,101,219   Chase Manhattan Bank LOC covering thirteen issues
              due 11-10-98 through 05-01-13                               4.67% to 5.52%          16,101,219     P1       A1+
  1,484,322   The First National Bank of Maryland LOC covering six issues
              due 09-15-00 through 09-15-02                                    5.10%               1,484,322     P1       A1
    187,416   LaSalle National Bank LOC covering one issue due 07-01-00        5.10%                 187,416     P1       A1+
  3,582,250   PNC Bank, N.A. LOC covering two issues due 07-29-97
              through 07-01-03                                            5.44% to 6.90%           3,582,250     P1
-----------                                                                                     ------------
 24,134,396   Total Variable Rate Demand Instruments - Participations                             24,134,396
-----------                                                                                     ------------
Variable Rate Demand Instruments -
Private Placements (c) (15.34%)
----------------------------------------------------------------------------------------------------------------------------------
$ 1,780,000   Banc One Arizona LOC covering three issues
              due 01-01-99 through 04-01-05                                    5.52%            $  1,780,000     P1       A1
 12,946,000   Bank of Tokyo, Ltd. LOC covering four issues
              due 12-01-09 through 12-01-15                               5.10% to 5.52%          12,946,000     P1       A1+
    269,166   Central Trust Company LOC Backed by Bank of New York
              LOC covering two issues due 01-01-99                             5.52%                 269,166     P1       A1
  1,686,848   Comerica Bank - Detroit LOC covering four issues
              due 02-01-00 through 05-01-05                                    5.10%               1,686,848     P1       A1
  1,500,000   Credit Suisse LOC covering one issue due 12/01/00                5.10%               1,500,000     P1       A1+
  6,000,000   Creditanstalt-Bankverein LOC covering two issues
              due 11-01-05 through 06-01-10                                    5.10%               6,000,000     P1       A1+
  2,000,000   Dresdner Bank AG LOC covering two issues
              due 12-28-14 through 08-01-15                                    5.10%               2,000,000     P1       A1+
  5,985,000   The First National Bank of Maryland LOC covering two issues
              due 07-01-04 through 12-01-20                               4.65% to 5.36%           5,985,000     P1       A1
  3,166,795   The Huntington National Bank LOC covering two issues
              due 12-01-98 through 10-01-05                               4.70% to 5.78%           3,166,795     P1       A1
  1,181,667   Key Bank, N.A. LOC covering one issue due 07-01-15               5.10%               1,181,667     P1       A1
    379,064   Nations Bank, N.A. LOC covering one issue due 12-01-99           5.52%                 379,064     P1       A1
  3,524,000   PNC, N.A. LOC covering two issues
              due 12-01-00 through 06-30-02                                    5.52%               3,524,000     P1       A1+



--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                                  Ratings (a)
                                                                                                                  -----------
   Face                                                                                             Value                 Standard
  Amount                                                                       Yield               (Note 1)      Moody's &  Poor's
  ------                                                                       -----                ------       -------    ------
Variable Rate Demand Instruments -
Private Placements (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,633,000   Norwest Bank, N.A. LOC covering three issues
              due 07-01-00 through 12-01-15                                5.27% to 5.52%        $  3,633,000     P1       A1+
 26,561,200   Seattle-First National Bank
              LOC Backed by Bank of America NT & SA LOC
              covering twelve issues due 12-15-00 through 11-15-15             5.52%               26,561,200     P1       A1
  1,455,000   State Street Bank & Trust Company
              LOC covering one issue due 01-01-02                              5.10%                1,455,000     P1       A1+
  1,700,000   Wells Fargo Bank, N.A. LOC covering two issues
              due 12-15-04 through 08-01-05                                    5.18%                1,700,000     P1       A1+
  4,000,000   York Bank and Trust covering one issue due 12-01-14              4.75%                4,000,000
  9,689,614   Zion's National Bank Liquidity Facility covering one issue
              due 12-10-15                                                     5.52%                9,689,614     P2       A2
-----------                                                                                      ------------
 87,457,354   Total Variable Rate Demand Instruments - Private Placements                          87,457,354
-----------                                                                                      ------------
                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Tax Exempt Investments (17.44%)
----------------------------------------------------------------------------------------------------------------------------------
$ 2,350,000    Brentwood, NY UFSD TAN (b)                                    06/30/97   4.04%   $  2,351,460
  5,290,000    Campbell County School District #1
               State of Wyoming TAW - Series 1996                            06/30/97   3.94       5,294,182                 SP-1+
  5,000,000    Colorado State General Fund TRAN - Series A                   06/27/97   3.80       5,004,887        MIG-1    SP-1+
  3,000,000    Iowa School Corporations Warrant Certificates 1996-97 - Series A
               FSA Insured                                                   06/27/97   3.90       3,003,603        MIG-1    SP-1+
  2,500,000    Mansfield City School District, OH (Richland County) TAN      06/27/97   3.94       2,501,877                 A
 10,000,000    Michigan Municipal Bond Authority
               Revenue Notes - Series 1996 A                                 07/03/97   3.85      10,009,959                 SP-1+
 10,000,000    New Jersey State Transportation Trust Fund
               (Transportation System) - Series B                            06/15/97   3.18      10,021,909                 A+
  5,000,000    Ocean County, NJ BAN                                          06/20/97   3.82       5,002,472        MIG-1
  4,000,000    Pennsylvania State University - Series 1996A                  11/25/97   3.58       4,019,246        MIG-1
  2,300,000    Pennsylvania - Harris Madison
               Ind. School Corporation - Temp Time Warrants (b)              12/31/97   3.65       2,305,928
  2,000,000    School District of Greenville County, North Carolina          03/01/98   3.64       2,013,724                 A1


--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Tax Exempt Investments (Continued)
----------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  State of Idaho TAN - Series 1996                              06/30/97   3.85%   $  5,004,744        MIG-1    SP-1+
    4,000,000  State of Maine GO TAN                                         06/27/97   3.82       4,003,756        MIG-1    SP-1+
   24,150,000  State of Texas TRAN - Series 1996                             08/29/97   3.89      24,211,291        MIG-1    SP-1+
    4,400,000  Sharonville City Ohio BAN
               (Hamilton County) - First 1996 Renewal (b)                    09/24/97   3.62       4,412,560
    2,500,000  Tennesee Local Development Authority
               State Loan Program RAN - Series 1996A                         05/29/97   3.57       2,500,702        MIG-1    SP-1+
    5,000,000  The City of Jersey City (Hudson County, NJ)                   03/06/98   3.67       5,016,299                 SP-1+
    2,750,000  Thomas County, Georgia TAN (b)                                12/31/97   3.81       2,757,108
  -----------                                                                                    -----------
   99,240,000  Total Other Tax Exempt Investments                                                 99,435,707
  -----------                                                                                    -----------
Other Variable Rate Demand Instruments (c) (42.76%)
----------------------------------------------------------------------------------------------------------------------------------
 $  9,000,000  Alameda County, California IDA
               (Hoover Universal, Inc. Project) - Series 1994                06/01/04   3.85%   $  9,000,000        VMIG-1
    1,660,000  Baldwin County, GA (William Barnet and Son Project)
               LOC Fleet National Bank & Trust                               12/01/99   4.87       1,660,000                 A1
    5,710,000  Bexar County, TX HFDC (Air Force Village II) - Series 1985B
               LOC Rabobank Nederland                                        03/01/12   4.50       5,710,000                 A1+
    2,000,000  Butler County IDA (Lutheran Welfare) - Series 1996A
               LOC PNC Bank, N.A.                                            11/01/16   4.60       2,000,000                 A1
    1,600,000  California PCFA - Series F (Pacific Gas & Electric)
               LOC Banque Nationale de Paris                                 11/01/26   3.70       1,600,000                 A1+
   12,500,000  Carlton, WI (Wisconsin Power & Light) - Series B              09/01/05   4.10      12,500,000        P1       A1+
    3,800,000  Chelan County, Washington Public Utilities District #001
               (Chelan Hydro) - Series A
               MBIA Insured                                                  06/01/15   3.90       3,800,000        VMIG-1   A1+
    4,470,000  Clarksville, TN Public Building Authority Pooled Financing RB
               LOC Nationsbank                                               06/01/24   4.70       4,470,000                 A1
    5,000,000  Colorado HFA (Grant Plaza Project)
               LOC Bankers Trust Company                                     11/01/09   4.62       5,000,000        VMIG-1
    3,000,000  Connecticut Special Tax Second Lien
               Transformation Infrastructure Bonds
               LOC Commerzbank                                               12/01/10   4.45       3,000,000        VMG-1    A1+
    6,600,000  County of Contra Costa, MHRB Mortgage Refunding
               (Rivershore Apartments) - Series 1992B
               Fannie Mae (Unconditional Guaranty)                           11/15/22   4.50       6,600,000                 A1+




--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
 $  7,050,000  Coweta County, GA Development Authority RB
               (Jack Eckerd Project) (b)
               LOC Union Bank of Switzerland                                 03/01/09   4.10%   $  7,050,000
   14,600,000  DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                          12/01/07   4.60      14,600,000                A1+
   10,000,000  Hammond, LA IDB (Eckerds Warehouse Project) (b)
               LOC Union Bank of Switzerland                                 05/01/13   4.10      10,000,000
    6,200,000  Hillsborough County, FL IDA PCRB
               (Tampa Electric Company Cannon)                               05/15/18   3.85       6,200,000       VMIG-1   A1+
    4,700,000  Illinois Charitabulls Development Finance Authority
               (James Jordan Boys & Girls Club &
               Family Life Center Project) - Series 1995
               LOC American National Bank &
               Trust Company of Chicago/LaSalle National Bank                08/01/30   4.55       4,700,000                A1+
    6,000,000  Illinois IDFA Chicago Educational Television
               LOC Harris Trust & Savings Bank                               11/01/14   4.50       6,000,000       VMIG-1
    6,200,000  Illinois Health Facility (Resurrection Hospital)              05/01/11   4.10       6,200,000       VMIG-1
   19,400,000  Illinois Museum of Contemporary Art 1994
               LOC Northern Trust\Harris Trust\LaSalle National\
               National Bank of Detroit                                      02/01/29   4.50      19,400,000                A1+
    3,100,000  Irvine Ranch Water District, California
               LOC Landesbank                                                10/01/09   3.75       3,100,000                A1+
    4,000,000  Irvine Ranch Water District, California
               LOC National Westminster Bank                                 06/01/15   3.75       4,000,000       VMIG-1   A1+
    5,000,000  Jackson County, MI EDC (Thrifty Leoni)
               LOC First National Bank of Chicago                            12/01/14   4.62       5,000,000       P1       A1
    5,000,000  Kansas Department of Transportation - Series 1994B            09/01/14   4.40       5,000,000       VMIG-1   A1+
    3,720,000  Maryland IDFA EDRB (The Barre School Facility)
               LOC Nationsbank                                               07/01/14   4.70       3,720,000                A1
    1,170,000  Mecklenberg County, NC (Aplix, Inc.)
               LOC Wachovia Bank & Trust Co., N.A.                           12/01/99   4.60       1,170,000       P1       A1+
    5,510,000  Missouri State HEFA (Barnes Hospital)
               LOC Morgan Guaranty Trust Company                             12/01/15   4.50       5,510,000       P1       A1+
    1,000,000  Monroe County, MI EDC Limited Obligation RB
               (Detroit Edison Project)
               LOC Barclays Bank, PLC                                        10/01/24   4.50       1,000,000       P1





--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
 $  8,000,000  Montgomery County, MD Housing Opportunity Commission
               LOC General Electric Capital Corporation                      11/01/07   4.70%   $  8,000,000                  A1+
    2,200,000  Montgomery County, TX
               (Houston Area Residential Center Project) - Series 1985
               LOC Banque Nationale                                          12/01/15   4.50       2,200,000                  A1
    4,710,000  Montgomery County, MD EDC RB
               (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
               LOC First National Bank of Maryland                           01/01/16   4.80       4,710,000        P1
    1,000,000  New Mexico State Highway Commission
               Adjustable Tender Suboirdinate Lien
               Tax Revenue Highway Bonds - Series 1996
               FSA Insured                                                   06/15/11   4.55       1,000,000        VMG1      A1+
    8,000,000  Ontario, CA IDA (LD Brinkman & Company)
               LOC Barclays Bank PLC                                         04/01/15   3.80       8,000,000        P1
    2,400,000  Orange County, Florida Health Facilities (Mayflower Project)'88
               LOC Rabobank Nederland                                        03/01/18   4.60       2,400,000                  A1+
    2,600,000  Oyster Point, VA Development Corporation - Series 1991
               LOC Perpetual Savings                                         11/01/11   5.05       2,600,000                  A1+
    7,350,000  Phoenix, AZ IDA MHRB Refunding
               (Bell Square Apartments Project) - Series 1995
               LOC General Electric Capital Corporation                      06/01/25   4.75       7,350,000                  A1+
    3,500,000  Phoenix, AZ IDA MHRB Refunding
               (Paradise Lake Apartment Projects) - Series 1995
               LOC General Electric Captal Corporation                       07/01/25   4.75       3,500,000                  A1+
   11,890,000  Pitkin County, CO IDA (Aspen Skiing Co. Project) - Series A
               LOC First National Bank of Chicago                            04/01/16   4.10      11,890,000                  A1+
    2,675,000  Polk County, FL IDA PCRB (IMC Fertilizer Incorporation Project)
               LOC Rabobank Nederland                                        02/01/00   4.65       2,675,000        P1
    2,700,000  Prince Georges County, MD EDC RB
               LOC Fleet National Bank & Trust                               09/30/15   5.36       2,700,000        P1        A1
    2,875,000  St. Cloud, MN Commercial Development RFDG
               (Kelly Inn Project) (b)
               LOC First Bank of South Dakota                                04/01/13   4.60       2,875,000
    4,900,000  San Antonio, TX IDA (Rivercenter Project)
               LOC PNC Bank, N.A.                                            12/01/12   4.60       4,900,000        Aa3
    2,900,000  Salina, KS (Dillards Project) (b)
               LOC Boatmens National Bank of St. Louis                       12/01/14   4.75       2,900,000




--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
 $  2,130,000  County of Sarpy, NE PCR Refunding Bond
               (Allied Signal Inc. Project) - Series 1995                    07/01/13   4.65%   $  2,130,000                 A1
    2,000,000  Southgate, MI EDC EDRB (Trust Realty Corp. Project)
               LOC Bankers Trust Company                                     10/01/18   4.62       2,000,000                 A1
    5,100,000  State of Ohio Environmental Improvement
               (U.S. Steel Corp. USX)
               LOC PNC Bank, N.A.                                            12/01/01   3.65       5,100,000        P1
    1,910,000  Terre Haute, IN EDRB
               (Westminster Village Terre Haute Inc.)
               LOC Huntington National Bank                                  07/01/01   5.00       1,910,000        P1       A1
    7,000,000  City of Valdez Alaska Marine Terminal TRAN - Series 1994B     05/01/31   4.60       7,000,000        P1       A1
  -----------                                                                                   ------------
  243,830,000  Total Other Variable Rate Demand Instruments                                      243,830,000
  -----------                                                                                   ------------
Put Bonds (d) (4.58%)
----------------------------------------------------------------------------------------------------------------------------------
 $  2,160,000  Butler County IDA (Lutheran Welfare) - Series 1996A
               LOC PNC Bank, N.A.                                            11/03/97   3.62 %  $  2,166,412                 A1
    9,945,000  DeKalb County, GA MHRB - Series 1985L
               LOC Amsouth Bank N.A.                                         12/01/97   3.90       9,945,000                 A1+
    4,000,000  Joliet Illinois Gas Supply Revenue - Peoples Gas & Light      10/01/97   3.95       4,000,000        VMIG-1
   10,000,000  State of Connecticut Special Assessment - Series 1993C
               FGIC Insured                                                  07/01/97   3.90      10,000,000        VMIG-1   A1+
  -----------                                                                                   ------------
   26,105,000  Total Put Bonds                                                                    26,111,412
  -----------                                                                                   ------------
Tax Exempt Commercial Paper (14.94%)
----------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000  Baltimore, MD Metropolitan District BAN - Series 1995         06/03/97   3.45%   $  4,000,000         P1      A1+
    9,950,000  Burke County, GA (Oglethorpe Power Co.)
               LOC Credit Suisse                                             05/07/97   3.40       9,950,000         P1      A1+
    2,000,000  City of Burlington, KS Customized Purchase PCRB
               (Kansas City Power and Light Company Project) - Series 1987B
               LOC Toronto Dominion Bank                                     06/12/97   3.45       2,000,000         P1      A1+
    6,600,000  City of Burlington, KS Customized Purchase PCRB
               (Kansas City Power and Light Company Project) - Series 1987B
               LOC Deutsche Bank                                             06/11/97   3.45       6,600,000         P1      A1+
    9,600,000  City of Burlington, KS Customized Purchase PCRB
               (Kansas City Power and Light Company Project) - Series 1987B
               LOC Deutsche Bank                                             08/15/97   3.65       9,600,000         P1      A1+






--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                                      Standard
    Amount                                                                    Date     Yield        Value         Moody's & Poor's
    ------                                                                    ----     -----        -----         -------   ------
Tax Exempt Commercial Paper (Continued)
---------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  City of Houston, Texas - Series A                             05/14/97   3.50%   $ 10,000,000        P1       A1+
    7,000,000  Illinois HFA Adjusted Demand RB
               (Victory Health Services Project) - Series 1989C
               LOC First National Bank of Chicago                            05/22/97   3.50       7,000,000        VMIG-1
    3,000,000  Intermountain Power Agency RFDG
               LOC Swiss Bank Corporation                                    08/13/97   3.65       3,000,000        VMIG-1   A1+
    8,000,000  Lincoln County, WY PCRB
               (Pacific Corporation Project) - Series 1991
               LOC Union Bank of Switzerland                                 05/21/97   3.10       8,000,000        VMIG-1   A1+
    4,500,000  Mashan Tucket (Western) Pequot Tribe Teep - Series 1996
               LOC Bank of America                                           05/29/97   3.60       4,500,000        P1       A1+
    3,500,000  Municipal Gas Authority of Georgia RB - Series D
               (Southern Portfolio Project)
               LOC Wachovia Bank                                             08/06/97   3.65       3,500,000                 A1+
    4,000,000  New York City Municipal Water Finance Authority - Series 3
               LOC Bank of Nova Scotia / Toronto Dominion Bank               05/01/97   3.40       4,000,000        P1       A1+
    6,000,000  North Carolina Eastern Municipal Power Agency RB - Series 1988B
               LOC Morgan Guaranty / Union Bank of Switzerland               05/08/97   3.40       6,000,000        P1       A1+
    2,000,000  Orlando, FL Waste Water System RB - Series 1990A              06/30/97   3.45       2,000,000        VMIG-1   A1+
    5,000,000  State of Connecticut Healther and Educational
               Facilities Authority RB - Series S
               (Yale University Issue)                                       05/02/97   3.35       5,000,000        VMIG-1   A1+
  -----------                                                                                   ------------
   85,150,000  Total Tax Exempt Commercial Paper                                                  85,150,000
  -----------                                                                                   ------------
               Total Investments (99.29%)(Cost $566,118,869+)                                    566,118,869
               Cash and Other Assets in Excess of Liabilities (0.71%)                              4,071,083
                                                                                                ------------
               Net Assets (100.00%)                                                             $570,189,952
                                                                                                ============
               Class A Shares, 409,336,076 Shares Outstanding (Note 3)                          $       1.00
                                                                                                ============
               Class B Shares, 161,022,525 Shares Outstanding (Note 3)                          $       1.00
                                                                                                ============


               +   Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================




FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) The maturity date indicated for the put bonds is the next put date.


KEY:
 BAN           =   Bond Anticipation Note                                    IDRB       =       Industrial Development Revenue Bond
 EDA           =   Economic Development Authority                            MHRB       =       Multifamily Housing Revenue Bond
 EDC           =   Economic Development Corporation                          PCFA       =       Pollution Control Finance Authority
 EDRB          =   Economic Development Revenue Bond                         PCR        =       Pollution Control Revenue
 GO            =   General Obligation                                        PCRB       =       Pollution Control Revenue Bond
 HEFA          =   Hospital & Education Finance Authority                    RAN        =       Revenue Anticipation Note
 HFA           =   Housing Finance Authority                                 RB         =       Revenue Bond
 HFDC          =   Housing Development Finance Corporation                   RFDG       =       Revenue Refunding
 IDA           =   Industrial Development Authority                          TAN        =       Tax Anticipation Note
 IDB           =   Industrial Development Bond                               TAW        =       Tax Anticipation Warrant
 IDFA          =   Industrial Development Finance Authority                  TRAN       =       Tax and Revenue Anticipation Note
                                                                             UFSD       =       Unified School District












--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997
(UNAUDITED)
================================================================================



INVESTMENT INCOME

Income:
      Interest.............................................................  $  11,764,054
                                                                              ------------
Expenses: (Note 2)
      Investment management fee..............................................      990,514
      Administration Fee.....................................................      640,024
      Distribution fee (Class A).............................................      556,589
      Custodian expenses.....................................................       57,632
      Shareholder servicing and related shareholder expenses.................      189,674
      Legal, compliance and filing fees......................................       27,978
      Audit and accounting...................................................       83,705
      Directors' fees........................................................       13,500
      Other..................................................................       13,104
                                                                              ------------
        Total expenses.......................................................    2,572,720
        Expenses paid indirectly.............................................(       4,643)
                                                                              ------------
        Net expenses.........................................................    2,568,077
                                                                              ------------
Net investment income........................................................    9,195,977



REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments......................................      -0-
                                                                              ------------
Increase in net assets from operations.......................................$   9,195,977
                                                                              ============










-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================



                                                                               Six Months
                                                                                  Ended                       Year
                                                                             April 30, 1997                   Ended
                                                                               (Unaudited)              October 31, 1996
                                                                                ---------               ----------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................           $     9,195,977              $    20,241,886
    Net realized gain (loss) on investments.......................                   -0-                  (        95,536)
                                                                             ---------------               --------------
    Increase in net assets from operations........................                 9,195,977                   20,146,350
Dividends to shareholders from net investment income
    Class A.......................................................           (     6,566,649)*            (    14,058,285)*
    Class B.......................................................           (     2,629,328)*            (     6,183,601)*
Capital share transactions (Note 3)
    Class A.......................................................           (    39,465,677)             (    10,229,577)
    Class B.......................................................                    22,529              (     5,683,693)
                                                                             ---------------               --------------
        Total increase (decrease).................................           (    39,443,148)             (    16,008,806)
Net assets:
    Beginning of period...........................................               609,633,100                  625,641,906
                                                                             ---------------              ---------------
    End of period.................................................           $   570,189,952              $   609,633,100
                                                                             ===============              ===============

*   Designated as exempt-interest dividends for federal income tax purposes.













-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the lesser of (i)


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

1 1/2% of the Fund's average net assets or (ii) the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the period ended April 30, 1997.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $153,798 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.
Also,  included  under this  caption are expense  offsets of $4,643.

3. Capital Stock.

At April 30, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $570,191,488. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                              Year
Class A                                              Ended                                Ended
                                                April 30, 1997                      October 31, 1996
                                                --------------                      ----------------
Sold                                                630,381,340                       1,485,899,847
Issued on reinvestment of dividends.......            5,693,266                          11,960,037
Redeemed..................................       (  675,540,283)                     (1,508,089,461)
                                                  -------------                       -------------
Net increase (decrease)...................       (   39,465,677)                     (   10,229,577)
                                                  =============                       =============

Class B
Sold......................................          486,100,709                       1,028,483,308
Issued on reinvestment of dividends.......            2,408,890                           5,806,308
Redeemed..................................       (  488,487,070)                     (1,039,973,309)
                                                  -------------                       -------------
Net increase (decrease)...................               22,529                      (    5,683,693)
                                                  =============                       =============

4. Sales of Securities.

Accumulated undistributed realized losses at April 30, 1997 amounted to $1,536. Such losses may be carried forward to offset capital gains through October 31, 2004.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================
5. Selected Financial Information.

                                                    Six                                     Year Ended
                                                   Months                                   October 31,
                                                   Ended           ----------------------------------------------------------------
Class A                                           April 30,
-------                                             1997             1996            1995         1994         1993         1992
                                                 -----------       --------        --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period              $ 1.00           $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                  -------          -------        -------      -------      -------      -------
Income from investment operations:
   Net investment income...........                 0.015            0.031          0.034        0.023        0.022        0.029
Less distributions:
   Dividends from net investment
           income..................               ( 0.015)         ( 0.031)       ( 0.034)     ( 0.023)     ( 0.022)     ( 0.029)
                                                   ------           ------         ------       ------       ------       ------
Net asset value, end of period.....               $ 1.00           $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                  =======          =======        =======      =======      =======      =======
Total Return.......................                 3.00%*           3.09%          3.46%        2.35%        2.24%        2.98%
Ratios/Supplemental Data
Net assets, end of period (000)....               $409,182         $448,647       $458,942     $541,106     $606,497     $666,484
Ratios to average net assets:
   Expenses........................                 0.91%*+          0.90%+         0.89%+       0.88%        0.90%        0.82%
   Net investment income...........                 2.95%*           3.05%          3.41%        2.31%        2.22%        2.94%
   Expenses paid indirectly........                 0.00%            0.01%          0.01%        -            -            -

*   Annualized
+   Includes expenses paid indirectly.










-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




===============================================================================

5. Selected Financial Information. (Continued)

                                                    Six                                     Year Ended
                                                   Months                                   October 31,
                                                   Ended           ----------------------------------------------------------------
Class B (a)                                       April 30,
-------                                             1997             1996            1995         1994         1993
                                                 -----------       --------        --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...           $ 1.00           $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                                  --------         --------       --------     -------      --------
Income from investment operations:
   Net investment income...............             0.016            0.033          0.037       0.026         0.023
Less distributions:
   Dividends from net investment
           income......................           ( 0.016)         ( 0.033)       ( 0.037)    ( 0.026)      ( 0.023)
                                                   -------          -------        -------     -------       -------
Net asset value, end of period.........           $ 1.00           $ 1.00         $ 1.00      $ 1.00        $ 1.00
                                                  ========         ========       ========    ========      ========
Total Return...........................             3.25%*           3.35%          3.71%       2.60%         2.49%*
Ratios/Supplemental Data
Net assets, end of period (000)........           $161,008         $160,986       $166,700    $142,006      $137,248
Ratios to average net assets:
   Expenses............................             0.66%*+          0.66%+         0.64%+      0.63%         0.65%*
   Net investment income...............             3.20%*           3.30%          3.66%       2.56%         2.45%*
   Expenses paid indirectly............             0.00%            0.01%          0.01%       -             -



* Annualized
+ Includes expenses paid indirectly
(a) Commencement of sales November 23, 1992.












-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020



Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian,
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent
& Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, NY 10020


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



DAILY
TAX FREE
INCOME
FUND, INC.







                               Semi-Annual Report
                                 April 30, 1997
                                   (Unaudited)







-------------------------------------------------------------------------------